Basis of Preparation	12 Months Ended
Dec. 31, 2021
Basis Of Preparation Of Financial Statements [Abstract]
Basis of Preparation
2. Basis of Preparation
2.1 Application of IFRS
The consolidated financial statements of the Group have been prepared in accordance with International Financial Reporting Standards (“IFRS”). IFRS are the standards and related interpretations issued by the International Accounting Standards Board (“IASB”).
The preparation of the consolidated financial statements requires the use of certain critical accounting estimates. Management also needs to exercise judgment in applying the Group’s accounting policies. The areas that require a more complex and higher level of judgment or areas that require significant assumptions and estimations are disclosed in Note 2.4.
2.1.1 The Group has applied the following amended standards for the first time for its annual reporting period commencing January 1, 2021.

•	Amendments to IFRS No.16 Leases – Practical Expedient for COVID-19-Related Rent Exemption, Concessions, Suspension
As a practical expedient, a lessee may elect not to assess whether a rent concession occurring as a direct consequence of the
COVID-19
pandemic is a lease modification, and the amounts recognized in profit or loss as a result of applying this exemption should be disclosed. These amendments do not have a significant impact on the consolidated financial statements.

•
Amendments to IFRS No.9 Financial Instruments, IAS No.39 Financial Instruments: Recognition and Measurement, IFRS No.7 Financial Instruments: Disclosure, IFRS No.4 Insurance Contracts, and IFRS No.16 Leases – Interest Rate Benchmark Reform

In relation to interest rate benchmark reform, the amendments provide a practical expedient allowing entities to change the effective interest rate instead of changing the carrying amount and apply hedge accounting without discontinuance although the interest rate benchmark is replaced in hedging relationship. These amendments do not have a significant impact on the consolidated financial statements.
2.1.2 The Group has changed the following accounting policy for its annual reporting period commencing January 1, 2021.

•	IAS No.19 Employee Benefits – Attributing Retirement Benefit to Periods of Services
The Group maintains defined benefit plan which pays a lump sum retirement benefit to employees who retire at a specific age before the mandatory retirement age and meet required minimum service periods as of retirement date. For the periods prior to the year beginning on January 1, 2021, the Group attributed the retirement benefit of this plan from the date the employee starts working with the Group until the retirement date, regardless of minimum service periods. However, from 2021, the Group retrospectively applied the accounting policy in accordance with the International Financial Reporting Interpretation Committee (“IFRIC”) agenda decision in May 2021, which requires attribution of the retirement benefit over the minimum service periods just before the retirement date. The restated comparative consolidated financial statements reflect adjustments resulting from the retrospective application.
The effects of this change in accounting policy to the consolidated statements of financial position as of January 1, 2020, December 31, 2020 and 2021 and to the consolidated statements of comprehensive income for the years ended December 31, 2019, 2020 and 2021, are as follows:
2.1.2.1 Effects on consolidated statements of financial position

	January 1, 2020		December 31, 2020		December 31, 2021
	(In millions of Korean won)
Increase in net defined benefit assets	￦	25,019	￦	47,752	￦	46,420
Decrease in net defined benefit liabilities		17,258		8,659		—
Increase in deferred income tax liabilities		11,627		15,513		12,766
Increase in accumulated other comprehensive income		20,723		17,674		11,034
Increase in retained earnings		9,927		23,224		22,620

2.1.2.2 Effects on consolidated statements of comprehensive income
	2019		2020		2021
	(In millions of Korean won, except for per share amounts)
Increase (decrease) in general and administrative expenses	￦	788	￦	(18,340)	￦	833
Increase (decrease) in income tax expense		(217)		5,043		(229)
Increase (decrease) in other comprehensive income		1,304		(3,049)		(6,640)
Increase (decrease) in basic earnings per share		(2)		34		(2)
Increase (decrease) in diluted earnings per share		(2)		33		(2)
2.1.3 The following new and amended standards have been published that are not mandatory for December 31, 2021 reporting period and have not been adopted by the Group.

•	Amendments to IFRS No.16 Leases – COVID-19-Related Rent Concessions, etc. beyond June 30, 2021
The application of the practical expedient, a lessee may elect not to assess whether a rent concession occurring as a direct consequence of the
COVID-19
pandemic is a lease modification, is extended to lease payments originally due on or before 30 June 2022. A lessee shall apply the practical expedient consistently to eligible contracts with similar characteristics and in similar circumstances. The amendments should be applied for annual reporting periods beginning on or after April 1, 2021, and earlier application is permitted. The Group does not expect that these amendments have a significant impact on the consolidated financial statements.

•	Amendments to IFRS No.3 Business Combination – Reference to the Conceptual Framework
The amendments update a reference of definition of assets and liabilities to qualify for recognition in revised Conceptual Framework for Financial Reporting. However, the amendments add an exception for the recognition of liabilities and contingent liabilities within the scope of IAS No.37
Provisions, Contingent Liabilities and Contingent Assets
, and IFRIC No.21
Levies
. The amendments also confirm that contingent assets should not be recognized at the acquisition date. The amendments should be applied for annual reporting periods beginning on or after January 1, 2022, and earlier application is permitted. The Group does not expect that these amendments have a significant impact on the consolidated financial statements.

•	Amendments to IAS No.16 Property, Plant and Equipment – Proceeds Before Intended Use
The amendments prohibit an entity from deducting from the cost of an item of property, plant and equipment any proceeds from selling items produced while the entity is preparing the asset for its intended use. Instead, the entity will recognize the proceeds from selling such items, and the costs of producing those items, as profit or loss. The amendments should be applied for annual reporting periods beginning on or after January 1, 2022, and earlier application is permitted. The Group does not expect that these amendments have a significant impact on the consolidated financial statements.

•	Amendments to IAS No.37 Provisions, Contingent Liabilities and Contingent Assets – Onerous Contracts: Cost of Fulfilling a Contract
The amendments clarify that the direct costs of fulfilling a contract include both the incremental costs of fulfilling the contract and an allocation of other costs directly related to fulfilling contracts when assessing whether the contract is onerous. The amendments should be applied for annual reporting periods beginning on or after January 1, 2022, and earlier application is permitted. The Group does not expect that these amendments have a significant impact on the consolidated financial statements.

•	Amendments to IAS No.1 Presentation of Financial Statements – Classification of Liabilities as Current or Non-current
The amendments clarify that liabilities are classified as either current or non-current,
depending on the substantive rights that exist at the end of the reporting period. Classification is unaffected by the likelihood that an entity will exercise the right to defer settlement of the liability or the management’s expectations thereof. Also, the settlement of liability includes the transfer of the entity’s own equity instruments; however, it would be excluded if an option to settle the liability by the transfer of the entity’s own equity instruments is recognized separately from the liability as an equity component of a compound financial instrument. The amendments should be applied for annual reporting periods beginning on or after January 1, 2023, and earlier application is permitted. The Group does not expect that these amendments have a significant impact on the consolidated financial statements.

•	Issuance of IFRS No.17 Insurance Contracts
(a) Major changes in accounting policy
IFRS No.17
 Insurance Contracts
 will replace IFRS No.4
 Insurance Contracts
. This standard requires an entity to estimate future cash flows of an insurance contract and measure insurance liabilities using discount rates applied with assumptions and risks at the measurement date and recognize insurance revenue on an accrual basis including services (insurance coverage) provided to the policyholder by each annual reporting period. In addition, investment components (refunds due to termination and maturity) repaid to a policyholder even if an insured event does not occur, are excluded from insurance revenue, and net insurance income and net investment income are presented separately to enable users of the information to understand the sources of net income. This standard should be applied for annual reporting periods beginning on or after January 1, 2023, and earlier application is permitted for entities that applied IFRS No.9
 Financial Instruments
. The Group is scheduled to apply this standard for annual reporting period beginning on January 1, 2023. If the Group prepares consolidated financial statements by applying IFRS No.17, the following parts are expected to make significant differences with the current consolidated financial statements. It does not mean to include all differences that are arising in the future and can be changed based on the future additional analysis results.
(Measurement of Insurance liabilities, etc.)
Under IFRS No.17, the Group estimates all cash flows from insurance contracts and measures the insurance liabilities using discount rate that reflects assumptions and risks at the reporting date.
In details, the Group identifies a portfolio of insurance contracts that comprises contracts exposed to similar risks and managed together, then separates the contracts with similar profitability within the portfolio as groups of insurance contracts. The groups of insurance contracts are measured as the sum of the estimate of future cash flows (including cash flows related to policy loans and reflecting time value of money, etc.), risk adjustment, and the contractual service margin. With the adoption of IFRS No.17, account of the contractual service margin will be introduced, which means unearned profit that would be recognized by providing insurance service in the future.
Meanwhile, reinsurance contracts mean insurance contracts issued by a reinsurance company to compensate claims arising from original insurance contracts issued by other insurance companies. The groups of insurance contracts also apply assumptions consistent with the groups of original insurance contracts when estimating the present value of future cash flows for the groups of insurance contracts ceded.
(Recognition and measurement of financial performance)
Under IFRS No.17, the Group recognizes insurance revenue on an accrual basis for services (insurance coverage) provided to the policyholder by each annual reporting period, excluding investment component (refunds due to termination and maturity) to be paid to the policyholder regardless of the insured event. In addition, net insurance income and net investment income are presented separately to enable users of the information to understand the sources of net income.
The Group also includes the time value of money, financial risk and effects of their fluctuations related to the group of insurance contracts and the Group should select accounting policy whether the insurance finance income or expenses for the periods are divided to profit or loss, or other comprehensive income.
(Accounting policy for transition of insurance contracts)
Under transition requirements of IFRS No.17, the Group shall adjust the original cost-based measurement to current measurement by applying the fully retrospective approach, modified retrospective approach or fair value approach, for the group of insurance contracts issued before the transition date (the beginning of the annual reporting period immediately preceding initial application date of January 1, 2022).
In principle, the Group shall identify, recognize and measure each group of insurance contracts as if IFRS No.17 had always applied before the transition date. If this method is impracticable, the Group can apply the modified retrospective approach or the fair value approach. However, the fair value approach can be applied even though it is possible to apply the fully retrospective approach for the group of insurance contracts with direct participation features that meet specific requirements.
Meanwhile, the modified retrospective approach is a way to obtain results very close to the fully retrospective approach by using all reasonable and supportable information available without undue cost or effort. The fair value approach is a way to measure group of insurance contracts using fair value measurements based on IFRS No.13
Fair Value Measurements
. When applying the fair value approach, contractual service margin or loss component of the liability for remaining coverage at the transition date are measured as the difference between the fair value of a group of insurance contracts at that date and the fulfilment cash flows measured at that date.
Key changes in accounting policies expected by adopting IFRS No.17 are as follows:

	IFRS No.4	IFRS No.17
Insurance liability measurement	Measure at cost using the past information	Measure at current value using information at the reporting date

Need to choose transition method to adjust the existing group of insurance contracts to current measurement at the transition date (among the fully retrospective approach, modified retrospective approach or fair value approach)

Recognition of insurance revenue	Apply cash basis to recognize the received premium as insurance revenue	Recognize revenue by reflecting services provided to the policyholder by each annual reporting period (accrual basis)
	Include investment component, such as refunds due to termination and maturity, to insurance revenue	Exclude investment component (refunds due to termination and maturity) from insurance revenue Net insurance income and net investment income (financial income) are presented separately
Deferred acquisition cost	Recognize deferred acquisition cost as a separate asset	Do not recognize deferred acquisition cost as a separate asset
	Estimate insurance liability based on net insurance premium (excluding administration expenses)	Estimate insurance liability based on operating insurance premium (including administration expenses)
(b) Status of preparation for IFRS No.17 adoption
In order for the Group to smoothly adopt IFRS No.17, it is necessary to prepare a separate implementation department, implement an accounting system, train executives and employees, and analyze financial impact and etc.
Above all, for the adequacy of insurance liability evaluation, the stability of the accounting system and the conformity of system calculations must be secured, and accounting policies and actuarial assumptions must be established reasonably and applied consistently every period. For this, the Group needs to verify the system continually, and prepare various internal control procedures. In particular, the Group shall implement and comply with an internal control over financial reporting suitable for the changed accounting environment so that reliable accounting information can be prepared and disclosed after the adoption of the new accounting standard.
The adoption of IFRS No.17 will not only change accounting standard, but will also affect insurance product development, sales strategies, and long-term business strategies. Accordingly, it is necessary for the Group to re-establish
various business strategies after the adoption of the new accounting standard, provide continual training for related executives and employees and report preparations for adoption and future plans to management.
The detailed preparations for adoption and future plans are as follows:
(KB Insurance Co., Ltd.)

Key activity	Progress (at the reporting date)	Future plan
Implementation department	(Feb. 2017) Organize the implementation department of IFRS No.17	Continuous operation of the implementation department
(Apr. 2018) Expand the implementation department of IFRS No.17 (currently, total 14 personnel who are fully in charge of)
Implementation of accounting system	(Feb. 2017) Start implementation of the integrated actuarial system (Jun. 2018) Complete implementation of the system	Stabilization of the system (dual closing) Implementation of the internal control over financial reporting
(Sep. 2018) Start implementation of the accounting system (Nov. 2020) Complete implementation of the system
Currently, pilot operation
Training for executives and employees	Prepare and implement training for executives/head of departments and employees in related departments	Plan to expand training target
Reporting to management	Report implementation of the system, financial effects, etc.	Report issues in relation to the dual closing
(Prudential Life Insurance Company of Korea Ltd.)
Key activity	Progress (at the reporting date)	Future plan
Implementation department	(Apr. 2016) Organize the implementation department of IFRS No.17 (currently, total 10 personnel who are fully in charge of)	Continuous operation of the implementation department
Implementation of accounting system	(Nov. 2017) Start implementation of the integrated actuarial system (Nov. 2018) Complete implementation of the system	Advancement of the system (dual closing) Implementation of the internal control over financial reporting
(Nov. 2020) Start implementation of the accounting system (Dec. 2021) Complete implementation of the system
Training for executives and employees	Implement training for employees	Expansion of training target etc.
Reporting to management	Report the implementation of the system, financial effect of insurance supervisory accounting for adoption of IFRS No.17	Report issues in relation to dual closing
(KB Life Insurance Co., Ltd)

Key activity	Progress (at the reporting date)	Future plan
Implementation department	(Jul. 2018) Organize the responsive team for IFRS No.17 (Mar. 2019) Organize and operate TF for IFRS No.17	Progress works in relation to transition to new accounting standards Supplement personnel who are fully in charge of, etc.
Implementation of accounting system	(Mar. 2019) Start implementation of the accounting system (Dec. 2020) Complete implementation of the system Currently, pilot operation	Stabilization of the system (dual closing) Implementation of internal control over financial reporting
Training for executives and employees
Prepare and implement training for executives/head of departments and employees in related departments (total 20 trainings)
(Nov. 2020) Open online training
(Dec. 2021) Implement
non-face-to-face
training
Plan to increase training courses and expand training target
Reporting to management	Report implementation of the system, financial effects, etc.	Report issues in relation to the dual closing and financial effect
(c) Financial effect evaluation
As the adoption of IFRS No.17 changes the measurement method of insurance liability and insurance revenue recognition, financial volatility is expected to occur in the consolidated financial statements for 2023.
In 2021, the Group carried out continual system conformity verification and stabilization, and preparation for dual closing in 2022. Accordingly, in 2021, the preliminary and potential impact of the adoption of IFRS No.17 are disclosed, and detailed results of financial impact will be disclosed in the annual consolidated financial statements for 2022.
The Group is currently analyzing the impact of the measurement of insurance contract liabilities after the adoption of IFRS No.17 due to changes in the insurance liability measurement method and revenue recognition method.
As of December 31, 2021, the Group has a total insurance contract liabilities of ￦ 57,165,936 million, and savings type insurance accounts for 28% (￦ 4,467,242 million) of the total insurance premium income.

•	Amendments to IAS No.1 Presentation of Financial Statements – Accounting Policy Disclosure
The amendments require an entity to define and disclose their material accounting policy information. IFRS Practice Statement 2
 Making Materiality Judgements
was amended to explain and demonstrate how to apply the concept of materiality. The amendments should be applied for annual reporting periods beginning on or after January 1, 2023, and earlier application is permitted. The Group does not expect that these amendments have a significant impact on the consolidated financial statements.

•	Amendments to IAS No.8 Accounting Policies, Changes in Accounting Estimates and Errors – Definition of Accounting Estimates
The amendments introduce the definition of accounting estimates and clarify how to distinguish changes in accounting estimates from changes in accounting policies. The amendments should be applied for annual reporting periods beginning on or after January 1, 2023, and earlier application is permitted. The Group does not expect that these amendments have a significant impact on the consolidated financial statements.
•	Amendments to IAS No.12 Income Taxes – Deferred Tax Related to Assets and Liabilities Arising from a Single Transaction
The amendments narrow the scope of the deferred tax recognition exemption so that it no longer applies to transactions that, on initial recognition, give rise to equal taxable and deductible temporary differences. The amendments should be applied for annual reporting periods beginning on or after January 1, 2023, and earlier application is permitted. The Group does not expect that these amendments have a significant impact on the consolidated financial statements.

•	Annual improvements to IFRS 2018-2020
Annual improvements of IFRS 2018-2020 Cycle should be applied for annual reporting periods beginning on or after January 1, 2022, and earlier application is permitted. The Group does not expect that these amendments have a significant impact on the consolidated financial statements.

•	IFRS No.1 First-time Adoption of International Financial Reporting Standards – Subsidiaries that are first-time adopters

•	IFRS No.9 Financial Instruments – Fees related to the 10% test for derecognition of financial liabilities

•	IFRS No.16 Leases – Lease incentives

•	IAS No.41 Agricultur e – Measuring fair value
2.2 Measurement Basis
The consolidated financial statements have been prepared based on the historical cost accounting model unless otherwise specified.
2.3 Functional and Presentation Currency
Items included in the financial statements of each entity of the Group are measured using the currency of the primary economic environment in which the entity operates (“functional currency”). The consolidated financial statements are presented in Korean won, which is the Parent Company’s functional and presentation currency.
2.4 Critical Accounting Estimates
The Group applies accounting policies and uses judgements, accounting estimates, and assumptions that may have a significant impact on the assets (liabilities) and incomes (expenses) in preparing the consolidated financial statements. Management’s estimates of outcomes may differ from actual outcomes if management’s estimates and assumptions based on management’s best judgment are different from the actual environment.
Estimates and underlying assumptions are continually evaluated, and changes in accounting estimates are recognized in the period in which the estimates are changed and in any future periods affected.
Uncertainties in estimates and assumptions with significant risks that may result in material adjustments to the consolidated financial statements are as follows:
2.4.1 Income taxes
As the income taxes on the Group’s taxable income is calculated by applying the tax laws of various countries and the decisions of tax authorities, there is uncertainty in calculating the final tax effect.
If a certain portion of the taxable income is not used for investments, wages, etc. in accordance with the Korean regulation called ‘Special Taxation for Facilitation of Investment and Mutually-beneficial Cooperation’, the Group is liable to pay additional income tax calculated based on the tax laws. Therefore, the effect of recirculation of corporate income should be reflected in current and deferred income tax. As the Group’s income tax is dependent on the actual investments, wages, etc. per each year, there are uncertainties in measuring the final tax effects during the period when the tax law is applied.
2.4.2 Fair value of financial instruments
The fair value of financial instruments where no active market exists or where quoted prices are not otherwise available is determined by using valuation techniques. Financial instruments, which are not actively traded in the market and those with less transparent market prices, will have less objective fair values and require broad judgment on liquidity, concentration, uncertainty in market factors, assumptions in fair value determination, and other risks.
As described in the significant accounting policies in Note 3.3 Recognition and Measurement of Financial Instruments, diverse valuation techniques are used to determine the fair value of financial instruments, from generally accepted market valuation models to internally developed valuation models that incorporate various types of assumptions and variables.
2.4.3 Allowances and provisions for credit losses
The Group recognizes and measures allowances for credit losses of debt instruments measured at amortized cost, debt instruments measured at fair value through other comprehensive income, and lease receivables. Also, the Group recognizes and measures provisions for credit losses of acceptances and guarantees, and unused loan commitments. Accuracy of allowances and provisions for credit losses is dependent upon estimation of expected cash flows of the borrower subject to individual assessment of impairment, and upon assumptions and variables of model used in collective assessment of impairment and estimation of provisions for credit losses of acceptances and guarantees, and unused loan commitments.
2.4.4 Net defined benefit liability
The present value of the net defined benefit liability is affected by changes in the various factors determined by the actuarial method.
2.4.5 Impairment of goodwill
The recoverable amounts of cash-generating units are determined based on value-in-use
calculations to test whether impairment of goodwill has occurred.
2.4.6 Estimated claims for Incurred But Not Reported (“IBNR”)
An amount of IBNR is the total sum of estimated insurance claims that shall be paid for accidents that occurred but have not been reported to the Group and estimated insurance claims that shall be additionally paid upon resumption of payment claims. The Group calculates IBNR by applying statistical methods in risk units prescribed in Detailed Regulations on Supervision of Insurance Business, and records IBNR in reserve for outstanding claims of insurance liability. IBNR based on statistical methods requires significant accounting estimates in determining the application methodology for each accident year (PLDM, ILDM, BFM, and others) and determining the loss development factor.

2.4.7 Assessment of expected credit losses of financial instruments related to
COVID-19
The proliferation of
COVID-19
in 2021 negatively affected the global economy, despite various forms of government support policy. Accordingly, the Group was provided with various economic forecasting scenarios from KB Research, assuming macroeconomic changes due to the level of
COVID-19
pandemic. The Group reviewed the possibilities of each scenario comprehensively, updated the forward-looking information, and reflected its effect on expected credit losses through the statistical method. In addition, for financial assets in risky industries vulnerable to the impact of
COVID-19,
the Group measured expected credit losses using a conservative scenario comparing to the forecasted forward-looking information and reflected credit risk that will increase in the future, such as by expanding the scope of loans subject to lifetime expected credit losses
(non-impaired).
The Group will continue to monitor the impact of
COVID-19
on the expected credit losses by comprehensively considering the duration of the impact on the entire economy and the government’s policies.